SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Begining balance	809,636
Weighted average exercise price, exercised	$ 33.00	$ 22.65	$ 18.75
Warrants outstanding, Ending balance	1,397,948	809,636
Weighted Average Exercise Price, Outstanding Ending Balance	$ 20.00	$ 18.60	$ 20.40
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Begining balance	809,636	226,232	7,574
Weighted average exercise price, outstanding, beginning balance	$ 43.50	$ 69.45	$ 45.00
Weighted average exercise price, issued	17.40	20.85	20.70
Warrants outstanding, issued	58,558	15,330	18,666
Warrants outstanding, Exercised	(20,000)
Weighted average exercise price, exercised	$ 0.15
Warrants outstanding, Expired	(7,574)
Weighted average exercise price, expired	$ 45.00
Warrants outstanding, Ending balance	1,397,948	809,636	226,232
Warrants outstanding, Ending balance	$ 39.13	$ 43.50	$ 69.45
Weighted Average Exercise Price, Outstanding Ending Balance		$ 43.50
Warrant [Member] | Somah Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, issued			75.00
Warrants outstanding, issued			199,992
Warrant [Member] | Unit Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance pursuant to unit purchase agreement	557,328	568,074
Weighted average exercise price, issued	33.75	33.75